Share-based compensation	6 Months Ended
Jun. 30, 2025
Share-based compensation.
Share-based compensation

6.     Share-based Compensation

Time Restricted stock units (“TRSUs”)

Changes in the TRSUs for the six months ended June 30, 2025 are set forth below:

		Weighted average
	Number of	fair value at grant
	TRSUs	date
Balance as of January 1, 2025	283,757	$13.04
TRSUs granted during the six months ended June 30, 2025	170,481	$9.53
TRSUs vested during the six months ended June 30, 2025	(208,775)	$(7.97)
Balance as of June 30, 2025 (none of which are vested)	245,463	$14.92

The total cost related to non-vested TRSU awards expected to be recognized through 2028 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2025(1)	$865
2026	1,040
2027	443
2028	63
$2,411
(1)	Six-month period ending December 31, 2025

Performance-Based Restricted stock units (“PRSUs”)

Changes in the PRSUs for the six months ended June 30, 2025 are set forth below:

No. of PRSUs
Balance as of January 1, 2025	86,607
PRSUs granted during the six months ended June 30, 2025	51,537
PRSUs vested during the six months ended June 30, 2025	—
Balance as of June 30, 2025 (none of which are vested)	138,144

The total cost related to non-vested PRSU awards expected to be recognized through 2028 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2025(1)	$314
2026	471
2027	254
2028	36
$1,075
(1)	Six-month period ending December 31, 2025